Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

11.    ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Amount due to third parties	1,540,233	1,467,838
Interest payable	2,731,168	857,296
Accrued expenses	1,096,397	966,485
	5,367,798	3,291,619

The interest payable represented the accrued interest for long-term payables owed to the mining equipment supplier with interest rate ranging from 3% to 6% per annum.

During the years ended December 31, 2023, 2022, and 2021, the Company recorded interest expenses of US$5.54 million, US$2.52 million, and Nil, respectively.